LEASES (Details 1)	Jun. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 227,149
2020	461,360
2021	464,150
2022	303,687
2023	236,352
Total lease liability	1,692,699
Less: imputed interest	(603,410)
Net lease liability	$ 1,089,289